SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Capitalized research and development expenses	¥ 33,252	$ 4,821	¥ 16,477	¥ 34,926